INCOME TAXES - Losses expire (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Deferred tax assets	$ 49	$ 126
Noncapital Losses In Canada [Member]
Income Taxes [Line Items]
Deferred tax assets	2,843	2,822
Noncapital Losses In Mexico [Member]
Income Taxes [Line Items]
Deferred tax assets	21,560	16,557
Non Capital Losses-Brazil [Member]
Income Taxes [Line Items]
Deferred tax assets	102,357
Noncapital Losses In Peru [Member]
Income Taxes [Line Items]
Deferred tax assets	74,965	66,462
Capital losses in Canada [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 1,171	$ 1,196